Acquisitions and disposals - Other transactions with non-controlling shareholders in subsidiaries (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 13, 2022	Mar. 31, 2024	Mar. 31, 2023
Acquisitions and disposals
Cash consideration received/(paid)	€ 667	€ (16)	€ (692)
Vantage Towers A.G
Acquisitions and disposals
Cash consideration received/(paid)	€ 667		(667)
Percentage of non-controlling interests acquired	4.20%
Ownership interest in subsidiary	85.80%
Other
Acquisitions and disposals
Cash consideration received/(paid)		€ (16)	€ (25)